Share based payments, Restricted share units activity (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Warrants [Member]
Number of Units [Abstract]
Balance beginning restated (in shares)	17,541,815	17,541,815	3,818,325	3,818,325	3,850,580
Granted (in shares)	0	0	18,841,378	18,841,378
Lapsed (in shares)	0	0	(3,472,783)	(3,472,783)	(32,255)
Exercised (in shares)	(8,229,753)	(8,229,753)	(1,645,105)	(1,645,105)
Balance ending (in shares)	9,312,062	9,312,062	17,541,815	17,541,815	3,818,325
Weighted Average Exercise Price of Units [Abstract]
Balance beginning restated (in sterling per share) | £ / shares		£ 0.0003		£ 1.4400	£ 1.4844
Granted (in sterling per share) | £ / shares		0		0
Lapsed (in sterling per share) | £ / shares		0		1.4400	6.7200
Exercised (in sterling per share) | £ / shares		0		0
Balance ending (in sterling per share) | £ / shares		£ 0.0005		£ 0.0003	£ 1.4400
Zero Cost Warrants [Member] | Aegerion [Member]
Number of Units [Abstract]
Balance beginning restated (in shares)	17,196,273	17,196,273	0	0
Balance ending (in shares)	8,966,520	8,966,520	17,196,273	17,196,273	0
Restricted Stock Units [Member]
Number of Units [Abstract]
Balance beginning restated (in shares)	0	0
Granted (in shares)	1,556,960	1,556,960	0	0	0
Lapsed (in shares)	(7,050)	(7,050)
Exercised (in shares)	0	0
Balance ending (in shares)	1,549,910	1,549,910	0	0
Weighted Average Exercise Price of Units [Abstract]
Balance beginning restated (in sterling per share) | $ / shares	$ 0
Granted (in sterling per share) | $ / shares	2.34
Lapsed (in sterling per share) | $ / shares	2.32
Exercised (in sterling per share) | $ / shares	0
Balance ending (in sterling per share) | $ / shares	$ 2.34		$ 0
Restricted Stock Units [Member] | Bottom of Range [Member]
Number of Units [Abstract]
Balance ending (in shares)	1,556,960	1,556,960